Maintenance rights and lease premium, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Maintenance rights and lease premium, net consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Maintenance rights	$1,870,381	$2,099,513
Lease premium, net	540,799	630,449
	$2,411,180	$2,729,962

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024	2023
Maintenance rights at beginning of period	$2,099,513	$2,540,286
EOL and MR contract maintenance rights expense	(51,841)	(140,686)
MR contract maintenance rights write-off due to maintenance liability release	(34,988)	(16,594)
EOL contract maintenance rights write-off due to cash receipt	(97,289)	(57,541)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(45,016)	(70,505)
Maintenance rights at end of period	$1,870,379	$2,254,960

Schedule of lease premium assets
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$975,245	$(434,446)	$540,799

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449